Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 14, 2012
Document And Entity Information
Entity Registrant Name	CREATOR CAPITAL LTD
Entity Central Index Key	0000882537
Document Type	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,950,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

STATEMENTS OF FINANCIAL POSITION (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,285	$ 3,036
Accounts receivable	0	0
Prepaid expenses	4,231	2,017
Total current assets	7,516	5,053
Total Assets	7,516	5,053
Current liabilities
Accounts payable and accrued expenses	561,902	499,041
Notes Payable	106,853	73,729
Notes Payable – Related Parties	$ 79,502	$ 41,876
Accrued dividends	5,129,256	4,657,601
Preferred shares – Note 4	2,237,443	2,237,443
Total current liabilities	8,114,956	7,509,690
Total Liabilities	8,114,956	7,509,690
SHAREHOLDERS' EQUITY
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008: 87,467,288)	874,673	874,673
Additional paid-in-capital	63,362,764	63,362,764
Stock Option Reserve	320,395	320,395
Accumulated deficit	(72,665,272)	(72,062,469)
Total Shareholder Equity	(8,107,440)	(7,504,637)
Total Liabilities and Shareholders' Equity	$ 7,516	$ 5,053

STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenue	$ 0	$ 1,750	$ 1,750	$ 7,000
Operating Expenses
Consulting and contract services	10,500	10,500	31,500	31,500
General and administrative	62,462	19,219	94,325	58,663
Interest	4,876	163,751	11,718	8,251
Legal	0	9,921	0	9,933
Marketing	173	179	511	531
Total expense	78,011	39,819	138,054	108,878
Comprehensive Income (loss) from operations	(78,011)	(38,069)	(136,304)	(101,878)
Other:
Preferred stock dividends	(160,934)	(148,451)	(471,654)	(434,761)
Expense recoveries	0	0	5,155	0
Total other	(160,934)	(148,451)	(466,499)	(434,761)
Net and Comprehensive Income (loss)	(238,945)	(186,520)	(602,303)	(536,639)
Numerator for basic and diluted loss per share:
Net and Comprehensive Income (loss) Gain (loss) to common shareholders	$ (238,945)	$ (186,520)	$ (602,303)	$ (536,639)
Denominator for basic and diluted loss per share:
Weighted average shares outstanding	87,467,288	87,467,288	87,467,288	87,467,288
Net loss per share	(0.0027)	(0.0021)	(0.0069)	(0.0061)

STATEMENT OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net & Comprehensive Income (Loss) for the period	$ (602,803)	$ (536,738)
Items not affecting cash:
Accrued dividends payable	471,655	434,761
Foreign exchange	1,125	(2,437)
Interest costs	11,718	8,251
Total	(118,305)	(96,163)
Accounts receivable	0	1,750
Prepaid expenses	(2,218)	(3,090)
Accounts payable and accrued expenses	62,861	72,719
Net cash provided by (used in) operating activities	(57,658)	(24,784)
CASH FLOWS FROM INVESTING ACTIVITIES
Investing activities	0	0
Net cash provided by (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Notes Payable	33,626	23,396
Notes Payable - Related	37,626	0
Foreign Exchange	(1,125)	2,437
Interest	(11,718)	(8,251)
Net cash provided by (used in) financing activities	57,907	17,582
Net increase (decrease) in cash	249	7,202
Cash, beginning of period	3,036	9,786
Cash, end of period	3,285	2,584
Non Cash investing and financing activities	0	0
Supplemental disclosures
Income Taxes paid	$ 0	$ 0

Shareholders Equity (Unaudited) (USD $)	21 Months Ended
Sep. 30, 2012
Balance, December 31, 2010	$ (6,675,870)
Net Loss for the interim period	(536,738)
Balance, September 30, 2011	(7,226,227)
Balance, December 31, 2011	(7,504,637)
Current Period’s Activities	0
Net Loss for the interim period	(602,803)
Balance, September 30, 2012	(8,107,440)
Share Capital Number of Shares
Balance, December 31, 2010	87,467,288
Balance, September 30, 2011	87,474,288
Balance, December 31, 2011	87,467,228
Current Period’s Activities	0
Balance, September 30, 2012	87,467,228
Share Capital Amount $
Balance, December 31, 2010	874,673
Balance, September 30, 2011	874,673
Balance, December 31, 2011	874,673
Current Period’s Activities	0
Balance, September 30, 2012	874,673
Contributed Surplus $
Balance, December 31, 2010	63,683,159
Balance, September 30, 2011	63,683,159
Balance, December 31, 2011	63,362,764
Current Period’s Activities	0
Balance, September 30, 2012	63,362,764
Accumulated Other Comprehensive Income $
Balance, December 31, 2010	0
Balance, September 30, 2011	0
Balance, December 31, 2011	320,395
Balance, September 30, 2012	320,395
Deficit $
Balance, December 31, 2010	(71,433,702)
Net Loss for the interim period	(536,738)
Balance, September 30, 2011	(71,970,440)
Balance, December 31, 2011	(72,062,469)
Current Period’s Activities	0
Net Loss for the interim period	(602,803)
Balance, September 30, 2012	$ (72,665,272)

Nature and Continuance of Operations	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

Note 1 Nature and Continuance of Operations

Creator Capital Limited (the “Company”) is a Bermuda exempted company, which in June 1997, changed its name from Sky Games International Ltd. to Interactive Entertainment Limited and on September 27, 2000 changed its name to Creator Capital Limited. At the 2010 Annual General Meeting the Shareholders approved to change the name of the Company to Fireflies Environmental Limited. At the 2011 Annual General Meeting the Shareholder approve the return the Company name to Creator Capital Limited

The Company is publicly quoted on the NASD Over the Counter Bulletin Board in the United States of America.

The Company is engaged in providing in-flight gaming and entertainment software and services by developing, implementing and operating or licensing computerized video gaming and other entertainment software on, but not limited to the aircraft of international commercial air carriers. Gaming software is marketed using the name Sky Games® and the entertainment software is marketed using the name Sky Play®.

Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 Significant Accounting Policies

International financial reporting standards (“IFRS”)

In 2006 the Canadian Accounting Standards Board ("AcSB") published a new strategic plan that will significantly affect financial reporting requirements for Canadian companies. The AcSB strategic plan outlines the convergence of Canadian GAAP with International Financial Reporting Standards (“IFRS”) over a five-year transitional period. In February 2008 the AcSB announced that 2011 is the changeover year for publicly-accountable enterprises to use IFRS, replacing Canada's own GAAP. The date is for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2011. The Company’s changeover date was July 1, 2010. This requires the restatement for comparative purposes of amounts reported by Company for the year ended June 30, 2010. There is little impact on the accounting policies, data systems, internal controls over financial reporting, and business activities, such as financing and compensation arrangements during the period leading up to the transition date. The Company’s full adoption of IFRS is reflected in the year end of December 31, 2011.

IAS 34 statement of compliance

These consolidated interim financial statements of the Company have been prepared in accordance with IAS 34, “Interim Financial Reporting of the International Financial Reporting Standards” (known by its abbreviation “IFRS”). These Interim Financial Statements are the Company’s fifth IFRS interim financial statements after its transition to reporting in accordance with IFRS and before the issuance of its first publicly issued consolidated annual IFRS financial statements. IFRS 1, “First-time Adoption of International Financial Reporting Standards” (herein addressed as “IFRS 1”) was applied to the March 31, 2011 consolidated interim financial statements.

Business combinations

“IFRS-3 Business Combinations” applies to a transaction in which the acquirer obtains control of one or more businesses. Most assets acquired and liabilities assumed, including contingent liabilities that are considered to be improbable, will be measured at fair value. Any interest in the acquiree owned prior to obtaining control will be re-measured at fair value at the acquisition date, eliminating the need for guidance on step acquisitions. Additionally, a bargain purchase will result in recognition of a gain and acquisition costs must be expensed. Earlier application is permitted. The Company adopted this standard on July 1, 2010.

Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

Basis of Measurement

These consolidated financial statements have been prepared on a historical costs basis except for financial instruments classified as financial instruments at fair value through profit or loss, which are stated at their fair value.

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency.

Use of estimates and judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make certain estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results could differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Presentation of financial statements

The consolidated financial statements have been presented by applying the revised IAS 1, Presentation of Financial Statements (2007), which became effective as of January 1, 2009. As a result, the statement of changes in equity presents all owner changes in equity, whereas all non-owner changes in equity are presented in the statement of comprehensive income. This presentation has been applied in these consolidated financial statements.

Comparative information has been re-presented so that is it also in conformity with the revised standard. Since the change in accounting policy only impacts presentation aspects, there is no impact on the earnings per share.

Foreign Currencies

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

Revenue Recognition

Revenue is recognized upon client approved invoicing.

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing such financial assets in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment. Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method. If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows. Any changes to the carrying amount of the investment, including impairment losses, are recognized in the statements of comprehensive loss or income.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized directly in equity. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in the statements of comprehensive loss or income.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or liabilities acquired or incurred principally for the purpose of selling or repurchasing such financial liabilities in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Other financial liabilities: This category includes accounts payable and accrued liabilities, all of which are recognized at amortized cost.

The Company has classified its cash as fair value through profit and loss. The Company’s accounts receivable are classified as loans and receivables. The Company’s accounts payables and accruals, and notes payable are classified as other financial liabilities.

Income taxes

Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the statement of financial position liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable loss; nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it is probable that a future tax asset will be recovered, it provides a valuation allowance against that excess.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Stock Options

The Company grants options in accordance with policies of the TSX Venture Exchange.

The Company has a stock option plan as described in note 7. The Company records all stock-based compensation using the fair value method.

Compensation expense attributable to share based awards to employees is measured at the fair value at the date of grant using the Black-Scholes model. The fair value takes into account a number of variables, including the exercise price of the award, the expected dividend rate, the expected life of the options and the risk free interest rate. The expense is recorded on a straight-line basis over the graded vesting period of the award. The forfeiture rate is assumed to be nil and the expense is adjusted prospectively as forfeitures occur. Compensation expense attributable to awards that call for settlement in cash or other assets is measured at intrinsic value and recognized over the vesting period.

Under the fair value based method, stock-based payments to non-employees are measured at the fair value of the goods and/or services received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until counterparty performance is complete, and any change therein is recognized over the performance period of the award. The cost of stock-based payments to non-employees that are fully vested and non-forfeitable at the grant date is measured and recognized at that date.

Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributed to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributed to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related party may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Notes Payable

Notes payable includes the principal borrowed. Having terms under one year, they are deemed current liabilities. Notes payable in Canadian dollars are adjusted at each quarter end for currency rate fluctuations.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligations, provided that a reliable estimate can be made of the amount of the obligation. Provisions for environmental restoration, legal claims, onerous leases and other onerous commitments are recognized at the best estimates of the expenditures required to settle the Company’s liability.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. An amount equivalent to the discounted provision is capitalized within tangible fixed assets and is depreciated over the useful lives of the related assets. The increase in the provision due to passage of time is recognized as interest expense.

Comprehensive Loss

Comprehensive loss consists of net loss and other comprehensive income (“OCI”). OCI represents changes in shareholder’s equity during a period arising from transactions and other events with non-owner sources. For the period covered by these consolidated financial statements comprehensive loss and net loss are the same.

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

New standards and interpretations not yet adopted

Certain pronouncements were issued by the IASB or the IFRS Interpretation Committee that were mandatory for accounting periods beginning after January 1, 2011 or later periods.

The Company has early adopted the amendment to IFRS 1 which replaces references to a fixed date of “January 1, 2004” with the “date of transition to IFRS”. This eliminates the need for the Company to restate de-recognition transactions that occurred before the date of transition to IFRS. The amendment is effective for year-ends beginning on or after July 1, 2011; however, the Company has early adopted the amendment. The impact of the amendment and early adoption is that the Company only applies IAS 39 de-recognition requirements to transactions that occurred after the date of transition.

The following new standards, amendments and interpretations that have not been early adopted in these consolidated financial statements will or may have an effect on the Company’s future results and financial position:

         IFRS 9 Financial Instruments is part of the IASB’s wider project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 retains but simplifies the mixed measurement model and establishes two primary measurement categories for financial assets: amortization costs and fair value. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial assets. The standard is effective for annual periods beginning on or after January 1, 2013.

·         IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements. IFRS 10 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

·         IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures. IFRS 13 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

·         Deferred Tax: Recovery of Underlying Assets (Amendments to IAS 12 - Effective for periods beginning on or after January 1, 2012).

Equipment

As at the end of the current Interim period there are no current equipment assets.

Website Development Costs

As at the end of the current interim period there are no current website development costs.

Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable

Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized cost would not be materially different from the amounts presented.

	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605

These notes are past due and, consequently, are classified as current liabilities.

            All interest incurred on interest bearing notes is included in the Accounts Payable account.

Capital Stock	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Capital Stock

Note 4 Capital Stock

The Class A preference shares are non-voting and are convertible at any time into common shares at the option of the holder. Dividends on the Class A preference shares are cumulative, compounded quarterly and payable quarterly at an annual dividend rate of 9%. The Company, at its option, may redeem the Class A preference shares, in whole or in part, at any time and from time to time, at a redemption price of $1,000 per share plus any accrued and unpaid dividends thereon. The Company is not required to redeem the Class A preference shares.

In 1997, the Company exchanged a promissory note in the amount of $2,737,000 for 2,737 Class A preference shares at $1,000 per share. In 1998, the Company redeemed 500 of the Class A preference shares at their redemption price of $1,000 per share. As of December 31, 2006 and 2005, 2,237 Class A Preference Stock remained outstanding.

Dividends on the Class A preference shares for the years ended December 31, 2011, 2010, and 2009 were $601,870, $505,098, and $463,837, respectively. For the Nine Months Quarter ended September 30, 2012 the accrued Dividends recorded was $471,654 ($434,761 for same period in 2011). For the Three Months Quarter ended September 30, 2012 the accrued Dividends recorded was $160,934 ($148,451 for same period in 2011. They remain unpaid and are in arrears.

                During the year ended December 31, 2007, CCL restated the presentation of the Class A Preferred shares In accordance with CICA 3861. CICA 3861 covers “Financial Instrument – Disclosure and Presentation”. It dictates the reclassification from Equity to Current Liability of the Class A Preferred Shares, and their paid in capital totaling $2,237,421. On the Balance sheet this has been added to the Current Liability of Accrued dividends. The Preferred shares have the contractual obligation to either delivered a fixed amount or settle the obligation be delivering its out equity instrument. This is where they meet the definition of a financial liability.

Stock Options	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Stock Options

Note 5 Stock Options

On April 6, 2007, the Company granted 6,950,000 stock options to directors, officers, and consultants at a price of $0.25 per share expiring on April 6, 2012.

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price $

Outstanding, December 31, 2008	7,370,000	0.26

Expired	(420,000)	0.46

Outstanding, December 31, 2009	6,950,000	0.25

Expired	0	0.00
Outstanding, December 31, 2011 Activity during the period - expired	6,950,000 (6,950,000)	0.25 0.00

Outstanding, September 30, 2012	0	0.00

Additional information regarding stock options outstanding as at September 30, 2012 is as follows:

	Outstanding and exercisable
Range of exercise prices$	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $

0.00	nil	0	00

The fair value of the stock options granted during the year ended December 31, 2007 was estimated using the Black-Scholes option pricing model assuming no expected dividends and the following weighted average assumptions:

2007

Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%

Contingency	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Contingency

Note 6 Contingency

On November 27, 2006, the Company was named as a defendant in a lawsuit whereby the plaintiffs were claiming damages against the Company with respect to investments totaling $339,488 that the plaintiffs had invested in a California company affiliated with ETV that had no contractual relationship with the Company. The plaintiffs were seeking compensatory damages of $1,018,464 as well as related attorney’s fees. The Company filed a motion to dismiss for lack of personal jurisdiction during 2006.

On August 9, 2007, the court denied the Company’s motion to dismiss for the reason that the Company’s contacts with the State of Texas were sufficient for the court to assert specific personal jurisdiction over them.

On March 9, 2009, the case was called to trial before a jury. The jury heard the evidence and returned a verdict in favor of Creator Capital Ltd. The Plaintiffs were entitled to receive nothing from Creator Capital and the court has accepted the verdict of the jury. On April 16, 2009 the Court Issued the Judgment confirming to the verdict of the jury. After the judgment was signed, the Plaintiffs had the opportunity to appeal. The appeal period has expired.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 Income Taxes

As a Bermuda exempted company, the Company is exempt from income tax filing requirements in Bermuda. Prior to 1999 the Company operated in the U.S. as a branch of a foreign corporation. Currently, the Company is represented in Canada by a Director who provides Corporate Services.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2011 $	2010 $	2009 $

Canadian statutory income tax rate	26.50%	28.50%	30.00%

Income tax recovery at statutory rate	167,000	177,000	155,000

Tax effect of:
	–	–
Foreign income tax other than Canadian statutory rate	(167,000)	(157,000)	(141,000)

Change in valuation allowance	-	(20,000)	(14,000)

Income tax provision	–	–	–

The significant components of future income tax assets and liabilities are as follows:

		2011 $	2010 $

Future income tax assets

Non-capital losses carried forward		116,000	116,000
Valuation allowance		(116,000)	(116,000)

Net future income tax asset	--	–	–

The Company has estimated accumulated non-capital losses of $452,000 which may be carried forward to reduce taxable income in future years. As at September 30, 2012, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 Related Party Transactions

A company controlled by management (the owners being Deborah E. Fortescue-Merrin, Rex E. Fortescue and Richard E. Fortescue) of the Company has loaned funds under Notes Payable. During the period the principal loaned was US$ 34,680 (Cnd$37,000). The Note Payable as an annual interest rate of 10%.

Economic Dependence	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Economic Dependence

Note 9 Economic Dependence

During the Nine months period ended September 30, 2012 and for 2011, one customer accounted for 100.0% of total sales. During the Nine months period ended September 30, 2010, two customers accounted for 75.9% and 24.1%, respectively, of total sales.

            During the three months Third Fiscal Quarter period ended September 30, 2011 there were no clients for either Sky Play or Sky Games. During the three months Third Fiscal Quarter period ended September 30, 2010, one customer accounted for 100.00% of total sales.

Segmented Information	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Segmented Information

Note 10 Segmented Information

For the Nine months year-to-date period ended September 30, 2012 and 2011 the details of identifiable revenues by geographic segments are as follows:

	September 30, 2011	September 30, 2012

Asia	$0	$
Middle East	7,000		1,750

Total Revenues per Quarter Period	$7,000		$1,750

Non-cash Transactions	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Non-cash Transactions

Note 11 Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Nine month Quarter period ended September 30, 2012, the Company recognized preferred share dividends payable of $471,654 (for the same period during 2011: $434,761). During the three month Third Quarter ended September 30, 2012, the Company recognized preferred share dividends payable of $160,934 (for the same period during 2011: $148,451).

Management of Capital	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Management of Capital

Note 12 Management of Capital

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to pursue the development of its business and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. In the management of capital, the Company includes the components of stockholders’ deficiency and preferred shares.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue new debt, acquire or dispose of assets or adjust the amount of. As at September 30, 2012, the Company has not entered into any debt financing, except for short-term notes payable.

The Company is dependent on the related parties ability to provide capital and the existing sales to customers as its source of operating capital and the Company’s capital resources are largely determined by the strength of the airline market and by the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects. The Company’s primary target market includes the Asian and Pacific Rim airlines.

The Company is not subject to any external capital requirements.

Financial Instruments	9 Months Ended
Sep. 30, 2012
Investments, All Other Investments [Abstract]
Financial Instruments

Note 14 Financial Instruments

Foreign Exchange Risk

Foreign exchange risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rate. As at September 30, 2012, and as in all past fiscal periods, all of the Company’s cash is held in US dollars, the Company’s functional currency. The Company has no significant currency risk associated with its operations.

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash and receivables are exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high credit worthiness. The Company reduces its credit risk on accounts receivables by monitoring all accounts frequently. As at September 30, 2011 the Company is not exposed to any significant credit risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Included in the loss for the period in the financial statements is interest income on US dollar cash. As at September 30, 2012, the Company’s cash is subject to or exposed to interest rate risk, however, this risk is not significant.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages liquidity risk by maintaining sufficient cash balance to enable settlement of transactions on the due date. Accounts payable and accrued liabilities are current. Primarily the Company addresses its liquidity through its close relationship with its related parties, and secondarily, through equity financing obtained through the sale of common shares and the exercise of stock options.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events	Note 15 Subsequent Events There were no events subsequent to the Period end or as at the date of this document.

Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
International financial reporting standards

International financial reporting standards (“IFRS”)

In 2006 the Canadian Accounting Standards Board ("AcSB") published a new strategic plan that will significantly affect financial reporting requirements for Canadian companies. The AcSB strategic plan outlines the convergence of Canadian GAAP with International Financial Reporting Standards (“IFRS”) over a five-year transitional period. In February 2008 the AcSB announced that 2011 is the changeover year for publicly-accountable enterprises to use IFRS, replacing Canada's own GAAP. The date is for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2011. The Company’s changeover date was July 1, 2010. This requires the restatement for comparative purposes of amounts reported by Company for the year ended June 30, 2010. There is little impact on the accounting policies, data systems, internal controls over financial reporting, and business activities, such as financing and compensation arrangements during the period leading up to the transition date. The Company’s full adoption of IFRS is reflected in the year end of December 31, 2011.

IAS 34 statement of compliance

IAS 34 statement of compliance

These consolidated interim financial statements of the Company have been prepared in accordance with IAS 34, “Interim Financial Reporting of the International Financial Reporting Standards” (known by its abbreviation “IFRS”). These Interim Financial Statements are the Company’s fifth IFRS interim financial statements after its transition to reporting in accordance with IFRS and before the issuance of its first publicly issued consolidated annual IFRS financial statements. IFRS 1, “First-time Adoption of International Financial Reporting Standards” (herein addressed as “IFRS 1”) was applied to the March 31, 2011 consolidated interim financial statements.

Business combinations

Business combinations

“IFRS-3 Business Combinations” applies to a transaction in which the acquirer obtains control of one or more businesses. Most assets acquired and liabilities assumed, including contingent liabilities that are considered to be improbable, will be measured at fair value. Any interest in the acquiree owned prior to obtaining control will be re-measured at fair value at the acquisition date, eliminating the need for guidance on step acquisitions. Additionally, a bargain purchase will result in recognition of a gain and acquisition costs must be expensed. Earlier application is permitted. The Company adopted this standard on July 1, 2010.

Statement of compliance

Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

Basis of Measurement

Basis of Measurement

These consolidated financial statements have been prepared on a historical costs basis except for financial instruments classified as financial instruments at fair value through profit or loss, which are stated at their fair value.

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency.

Use of estimates and judgements

Use of estimates and judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make certain estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results could differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Presentation of financial statements

Presentation of financial statements

The consolidated financial statements have been presented by applying the revised IAS 1, Presentation of Financial Statements (2007), which became effective as of January 1, 2009. As a result, the statement of changes in equity presents all owner changes in equity, whereas all non-owner changes in equity are presented in the statement of comprehensive income. This presentation has been applied in these consolidated financial statements.

Comparative information has been re-presented so that is it also in conformity with the revised standard. Since the change in accounting policy only impacts presentation aspects, there is no impact on the earnings per share.

Foreign Currencies

Foreign Currencies

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

Revenue Recognition

Revenue Recognition

Revenue is recognized upon client approved invoicing.

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing such financial assets in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment. Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method. If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows. Any changes to the carrying amount of the investment, including impairment losses, are recognized in the statements of comprehensive loss or income.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized directly in equity. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in the statements of comprehensive loss or income.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described above.

Financial liabilities

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired, as follows:

Fair value through profit or loss - This category comprises derivatives, or liabilities acquired or incurred principally for the purpose of selling or repurchasing such financial liabilities in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in the statements of comprehensive loss or income.

Other financial liabilities: This category includes accounts payable and accrued liabilities, all of which are recognized at amortized cost.

The Company has classified its cash as fair value through profit and loss. The Company’s accounts receivable are classified as loans and receivables. The Company’s accounts payables and accruals, and notes payable are classified as other financial liabilities.

Income taxes

Income taxes

Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the statement of financial position liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable loss; nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it is probable that a future tax asset will be recovered, it provides a valuation allowance against that excess.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Share capital

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Stock Options

Stock Options

The Company grants options in accordance with policies of the TSX Venture Exchange.

The Company has a stock option plan as described in note 7. The Company records all stock-based compensation using the fair value method.

Compensation expense attributable to share based awards to employees is measured at the fair value at the date of grant using the Black-Scholes model. The fair value takes into account a number of variables, including the exercise price of the award, the expected dividend rate, the expected life of the options and the risk free interest rate. The expense is recorded on a straight-line basis over the graded vesting period of the award. The forfeiture rate is assumed to be nil and the expense is adjusted prospectively as forfeitures occur. Compensation expense attributable to awards that call for settlement in cash or other assets is measured at intrinsic value and recognized over the vesting period.

Under the fair value based method, stock-based payments to non-employees are measured at the fair value of the goods and/or services received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until counterparty performance is complete, and any change therein is recognized over the performance period of the award. The cost of stock-based payments to non-employees that are fully vested and non-forfeitable at the grant date is measured and recognized at that date.

Loss per share

Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributed to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributed to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related party may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Notes Payable

Note 3 Notes Payable

IFRS 39 stipulates that the Company’s financial liabilities be measured at ‘amortized cost’. This is defined as the originally recorded amount: less any principal repayments; plus or minus the cumulative amortization, using the effective interest method’ of any difference between the originally recorded amount and the maturity amount. The various loan amounts, represented by the Notes Payable, have been recorded at their principal amount at the date of each loan, which are deemed to be fair value. No premium was paid on any of these Notes Payable. No transaction costs were incurred in the borrowing of these funds. The interest bearing Notes Payable have their interest cost calculated and recorded monthly. Hence, the use of the measurement of value of the Notes Payable at amortized cost would not be materially different from the amounts presented.

	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605

These notes are past due and, consequently, are classified as current liabilities.

            All interest incurred on interest bearing notes is included in the Accounts Payable account.

Provisions

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligations, provided that a reliable estimate can be made of the amount of the obligation. Provisions for environmental restoration, legal claims, onerous leases and other onerous commitments are recognized at the best estimates of the expenditures required to settle the Company’s liability.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. An amount equivalent to the discounted provision is capitalized within tangible fixed assets and is depreciated over the useful lives of the related assets. The increase in the provision due to passage of time is recognized as interest expense.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of net loss and other comprehensive income (“OCI”). OCI represents changes in shareholder’s equity during a period arising from transactions and other events with non-owner sources. For the period covered by these consolidated financial statements comprehensive loss and net loss are the same.

Significant accounting judgments and estimates

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

Certain pronouncements were issued by the IASB or the IFRS Interpretation Committee that were mandatory for accounting periods beginning after January 1, 2011 or later periods.

The Company has early adopted the amendment to IFRS 1 which replaces references to a fixed date of “January 1, 2004” with the “date of transition to IFRS”. This eliminates the need for the Company to restate de-recognition transactions that occurred before the date of transition to IFRS. The amendment is effective for year-ends beginning on or after July 1, 2011; however, the Company has early adopted the amendment. The impact of the amendment and early adoption is that the Company only applies IAS 39 de-recognition requirements to transactions that occurred after the date of transition.

The following new standards, amendments and interpretations that have not been early adopted in these consolidated financial statements will or may have an effect on the Company’s future results and financial position:

•         IFRS 9 Financial Instruments is part of the IASB’s wider project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 retains but simplifies the mixed measurement model and establishes two primary measurement categories for financial assets: amortization costs and fair value. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial assets. The standard is effective for annual periods beginning on or after January 1, 2013.

•         IFRS 10 Consolidated Financial Statements - IFRS 10 requires an entity to consolidate an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Under existing IFRS, consolidation is required when an entity has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. IFRS 10 replaces SIC-12 Consolidation - Special Purpose Entities and parts of IAS 27 Consolidated and Separate Financial Statements. IFRS 10 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

•         IFRS 13 Fair Value Measurement - IFRS 13 is a comprehensive standard for fair value measurement and disclosure requirements for use across all IFRS standards. The new standard clarifies that fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. It also establishes disclosures about fair value measurement. Under existing IFRS, guidance on measuring and disclosing fair value is dispersed among the specific standards requiring fair value measurements and in many cases does not reflect a clear measurement basis or consistent disclosures. IFRS 13 is effective for annual periods beginning on or after January 1, 2013. Earlier adoption is permitted.

•         Deferred Tax: Recovery of Underlying Assets (Amendments to IAS 12 - Effective for periods beginning on or after January 1, 2012).

Equipment	Equipment As at the end of the current Interim period there are no current equipment assets.
Website Development Costs	Website Development Costs As at the end of the current interim period there are no current website development costs.
Financial Instruments

Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable at amortized cost
	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605

Stock Options (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Summarizes the continuity
	Number of options	Weighted average exercise price $

Outstanding, December 31, 2008	7,370,000	0.26

Expired	(420,000)	0.46

Outstanding, December 31, 2009	6,950,000	0.25

Expired	0	0.00
Outstanding, December 31, 2011 Activity during the period - expired	6,950,000 (6,950,000)	0.25 0.00

Outstanding, September 30, 2012	0	0.00

Additional information regarding stock
	Outstanding and exercisable
Range of exercise prices$	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $

0.00	nil	0	00

Weighted average assumptions
2007

Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Future tax assets and liabilities
	2011 $	2010 $	2009 $

Canadian statutory income tax rate	26.50%	28.50%	30.00%

Income tax recovery at statutory rate	167,000	177,000	155,000

Tax effect of:
	–	–
Foreign income tax other than Canadian statutory rate	(167,000)	(157,000)	(141,000)

Change in valuation allowance	-	(20,000)	(14,000)

Income tax provision	–	–	–

Future income tax assets
		2011$	2010$

Future income tax assets

Non-capital losses carried forward		116,000	116,000
Valuation allowance		(116,000)	(116,000)

Net future income tax asset	—	—	—

Segmented Information (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Identifiable revenues by geographic segments
	September 30, 2011	September 30, 2012

Asia	$0	$
Middle East	7,000	1,750

Total Revenues per Quarter Period	$7,000	$1,750

Capital Stock (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006
Notes to Financial Statements
Annual dividend rate									9%
Redemption price									$ 1,000
Promissory note in the amount									2,737,000
Preference shares					601,870	505,098	463,837
Accrued dividends recorded	160,934	(148,451)	471,654	(434,761)
Current liability capital totaling								$ 2,237,421

Stock Options (Details Narrative) (USD $)	Apr. 06, 2007
Notes to Financial Statements
Stock options to directors, officers granted	$ 6,950,000
Consultants at a price	$ 0.25

Contingency (Details Narrative) (USD $)	Nov. 27, 2006
Notes to Financial Statements
Investments totaling	$ 339,488
Compensatory damages	$ 1,018,464

Income Taxes (Details Narrative) (USD $)	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Accumulated non-capital losses	$ 452,000

Economic Dependence (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Customer accounted	100.00%	100.0%
Two customers accounted		75.9%	24.1%

Non-cash Transactions (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Preferred share dividends payable	$ 160,934	$ 148,451	$ 471,654	$ 434,761